Fair Value (Details 1) - Fair Value Level 2 - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Impaired loans, net of related allowance	$ 177,523	$ 323,645
Loans held-for-sale	339,000	130,400
MSRs	$ 897,720	$ 922,146